OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING SEGMENT INFORMATION
Schedule of Operating Segment information

	12/31/2017
		Generation		Transmission
	Management	Regime of Operation	Regime of O&M	Regime of Operation	Regime of O&M	Distribution	Eliminations	Total
Net Operating Revenue	215,936	18,070,002	1,843,804	1,442,175	8,684,129	9,597,517	(1,977,539)	37,876,024
Costs and Operating Expenses	(3,861,614)	(15,843,418)	(2,015,008)	(1,288,450)	(3,721,060)	(10,778,137)	1,932,390	(35,575,297)
Gain on sale of subsidiary	1,524,687	—	—	—	—	—	—	1,524,687

Operating Result Before the Financial Result	(2,120,991)	2,226,584	(171,204)	153,725	4,963,069	(1,180,620)	(45,149)	3,825,414
Financial Result	1,046,195	(1,497,218)	(242,721)	(405,681)	(636,691)	(3,502,329)	45,149	(5,193,296)
Result of Equity Holdings	1,167,484	—	—	—	—	—	—	1,167,484
Income tax and social contributions	(1,081,294)	(188,195)	(41,453)	(47,038)	(671,048)	503,735	—	(1,525,293)

Period net earnings (losses)	(988,606)	541,171	(455,378)	(298,994)	3,655,330	(4,179,214)	—	(1,725,691)

	12/31/2016 (reclassified)
		Generation		Transmission
	Management	Regime of Operation	Regime of O&M	Regime of Operation	Regime of O&M	Distribution	Eliminations	Total
Net Operating Revenue	177,405	15,472,642	1,512,360	1,602,099	31,941,615	11,896,769	(2,286,887)	60,316,003
Costs and Operating Expenses	(6,207,466)	(18,192,843)	(2,441,521)	(2,514,636)	(4,832,741)	(15,562,154)	2,343,297	(47,408,064)

Operating profit/loss Before the Financial Result	(6,030,061)	(2,720,201)	(929,161)	(912,537)	27,108,874	(3,665,385)	56,410	12,907,939
Financial profit/loss	1,019,617	(1,743,807)	(619,292)	(179,444)	306,918	(2,658,306)	(56,410)	(3,930,724)
Profit/loss on Equity interests	3,205,511	—	—	—	—	—	—	3,205,511
Income tax and social contributions	(67,593)	532,531	165,617	(167,351)	(8,974,023)	—	—	(8,510,819)

Net earnings(losses) for the period	(1,872,526)	(3,931,477)	(1,382,836)	(1,259,332)	18,441,769	(6,323,691)	—	3,671,907

	12/31/2015 (reclassified)
		Generation		Transmission
	Management	Regime of Operation	Regime of O&M	Regime of Operation	Regime of O&M	Distribution	Eliminations	Total
Net Operating Revenue	348,022	14,377,280	1,685,999	1,837,720	3,816,664	12,133,000	(2,017,842)	32,180,843
Costs and Operating Expenses	(3,810,972)	(18,554,994)	(1,525,137)	(3,252,272)	(3,998,925)	(13,595,715)	2,091,804	(42,646,211)

Operating profit/loss Before the Financial Result	(3,462,950)	(4,177,714)	160,862	(1,414,552)	(182,261)	(1,462,715)	73,962	(10,465,368)
Financial profit/loss	4,384,825	(1,281,380)	(656,829)	(573,184)	(240,949)	(2,831,624)	(73,962)	(1,273,103)
Profit/loss on Equity interests	531,446	—	—	—	—	—	—	531,446
Income tax and social contributions	(870,858)	(126,772)	89	256,947	19,553	10,929	—	(710,112)

Net earnings(losses) for the period	582,463	(5,585,866)	(495,878)	(1,730,789)	(403,657)	(4,283,410)	—	(11,917,137)

Schedule of Interest income and expense by segment

	12/31/2017
	Management	Generation	Transmission	Distribution	Eliminations	Total
Interest Revenue	3,406,499	17,797	22,642	—	(2,615,376)	831,562
Interest Expense	(2,218,699)	(1,746,362)	(1,195,069)	(3,200,931)	2,692,642	(5,668,419)

Total	1,187,800	(1,728,565)	(1,172,427)	(3,200,931)	77,266	(4,836,857)

	12/31/2016
	Management	Generation	Transmission	Distribution	Eliminations	Total
Interest Revenue	3,479,762	28,623	36,498	—	(2,390,873)	1,154,010
Interest Expense	(2,613,556)	(1,744,244)	(1,101,056)	(3,579,897)	2,662,917	(6,375,836)

Total	866,206	(1,715,621)	(1,064,558)	(3,579,897)	272,044	(5,221,826)

	12/31/2015
	Management	Generation	Transmission	Distribution	Eliminations	Total
Interest Revenue	3,007,812	25,755	34,199	—	(1,939,360)	1,128,406
Interest Expense	(2,456,810)	(1,418,341)	(1,062,270)	(3,268,435)	1,865,398	(6,340,458)

Total	551,002	(1,392,586)	(1,028,071)	(3,268,435)	(73,962)	(5,212,052)

Schedule of Income from external consumers by segment

	12/31/2017
	Generation	Transmission	Distribution	Total
Supply (sale) of Electric Power	14,698,137	—	—	14,698,137
Supply of Electric Power	2,554,279	—	9,467,631	12,021,910
Short-Term Electric Power	1,006,114	—	724,961	1,731,075
CVA and other financial items	—	—	1,441,359	1,441,359
Financial Effect of Itaipu	626,135	—	—	626,135
Revenue from operation and maintenance	2,198,347	3,397,820	—	5,596,167
Construction revenue	52,836	917,447	782,068	1,752,351
Financial - Return on Investment	—	1,139,816	—	1,139,816
Financial - Return on Investment - RBSE		4,922,827		4,922,827

Total gross revenue	21,135,848	10,377,910	12,416,019	43,929,777

	12/31/2016 (reclassified)
	Generation	Transmission	Distribution	Total
Supply (sale) of Electric POwer	12,885,622	—	—	12,885,622
Supply of Electric Power	2,945,506	—	15,208,202	18,153,708
Short-Term Electric Power	927,183	—	314,833	1,242,016
CVA and other financial items	—	—	(339,405)	(339,405)
Financial Effect of Itaipu	(346,638)	—	—	(346,638)
Revenue from operation and maintenance	2,178,699	2,975,690	—	5,154,389
Construction revenue	41,316	1,174,703	1,165,611	2,381,630
Financial - Return on Investment	—	805,708	—	805,708
Financial - Return on Investment - RBSE	—	28,600,553	—	28,600,553

Total gross revenue	18,631,688	33,556,654	16,349,241	68,537,583

	12/31/2015 (reclassified)
	Generation	Transmission	Distribution	Total
Supply (sale) of Electric POwer	12,310,243	—	—	12,310,243
Supply of Electric Power	3,571,809	—	14,835,424	18,407,233
Short-Term Electric Power	1,141,120	—	670,432	1,811,552
CVA and other financial items	—	—	324,120	324,120
Financial Effect of Itaipu	234,425	—	—	234,425
Revenue from operation and maintenance	1,882,637	2,695,611	—	4,578,248
Construction revenue	148,403	2,077,616	1,011,518	3,237,537
Financial - Return on Investment	—	838,087	—	838,087

Total gross revenue	19,288,637	5,611,314	16,841,494	41,741,445

Schedule of Intersegment Income

	12/31/2017
	Management	Generation	Transmission	Total
Supply (sale) of Electric Power from the segment of distribution	—	648,617	—	648,617
Supply (sale) of Electric Power from the segment of generation	—	637,414	—	637,414
Revenue of Transmission - O&M from the segment of generation	—	—	407,879	407,879
Revenue of Transmission - O&M from the segment of distribution	—	—	116,294	116,294
Interest revenue from the segment of generation	713,620	—	—	713,620
Interest revenue from the segment of transmission	850,747	—	—	850,747
Interest revenue from the segment of distribution	1,051,009	—	—	1,051,009

Total	2,615,376	1,286,031	524,173	4,425,580

	12/31/2016
	Management	Generation	Transmission	Total
Supply (sale) of Electric Power from the segment of distribution	—	1,127,914	—	1,127,914
Supply (sale) of Electric Power from the segment of generation	—	726,513	—	726,513
Revenue of Transmission - O&M from the segment of generation	—	—	286,936	286,936
Revenue of Transmission - O&M from the segment of distribution	—	—	123,727	123,727
Interest revenue from the segment of generation	552,746	—	—	552,746
Interest revenue from the segment of transmission	836,583	—	—	836,583
Interest revenue from the segment of distribution	1,001,544	—	—	1,001,544
Total	2,390,873	1,854,427	410,663	4,655,963

	12/31/2015
	Management	Generation	Transmission	Total
Supply (sale) of Electric Power from the segment of distribution	—	928,993	—	928,993
Supply (sale) of Electric Power from the segment of generation	—	486,478	—	486,478
Revenue of Transmission - O&M from the segment of generation	—	—	307,418	307,418
Revenue of Transmission - O&M from the segment of distribution	—	—	112,893	112,893
Interest revenue from the segment of generation	477,484	—	—	477,484
Interest revenue from the segment of transmission	757,365	—	—	757,365
Interest revenue from the segment of distribution	704,511	—	—	704,511

Total	1,939,360	1,415,471	420,311	3,775,142

Schedule of Additions to non-current assets by segment

	12/31/2017
	Management	Generation	Transmission	Distribution	Total
Fixed assets	94,615	1,977,076	—	—	2,071,691
Intangible	262,194	96,916	—	67,818	426,928

Total	356,809	2,073,992	—	67,818	2,498,619

	12/31/2016
	Management	Generation	Transmission	Distribution	Total
Fixed assets	186,369	2,290,771	—	—	2.477.140
Intangible	58,993	54,981	500	38,073	152.547

Total	245,362	2,345,752	500	38,073	2.629.687

	12/31/2015
	Management	Generation	Transmission	Distribution	Total
Fixed assets	230,633	3,909,258	—	—	4,139,891
Intangible	61,331	52,811	87,463	182,703	384,308

Total	291,964	3,962,069	87,463	182,703	4,524,199

Schedule of Non-current Assets by segment

	12/31/2017
	Administration	Generation	Transmission	Distribution	Total
Non-current assets

PP&E	1,697,310	25,430,358	—	841,426	27,969,094
Intangible	402,739	182,264	83,837	77,665	746,505

Total	2,100,049	25,612,622	83,837	919,091	28,715,599

	12/31/2016
	Administration	Generation	Transmission	Distribution	Total
Non-current assets

PP&E	1,848,030	24,065,771	—	899,124	26,812,925
Intangible	419,775	151,877	83,837	106,249	761,738

Total	2,267,805	24,217,648	83,837	1,005,373	27,574,663

	12/31/2015
	Administration	Generation	Transmission	Distribution	Total
Non-current assets

PP&E	1,774,081	26,748,578	—	956,821	29,479,480
Intangible	452,068	146,173	88,392	248,518	935,151

Total	2,226,149	26,961,916	88,392	1,205,339	30,481,796

Schedule of Non-cash items by segment

	12/31/2017
	Management	Generation	Transmission	Distribution	Total
Depreciation and Amortization	194,022	1,470,334	—	86,948	1,751,303
Constitution (Reversal) of Onerous Contract	—	(612,425)	18,102	(899,146)	(1,493,469)
Provision for recoverable assets (impairment)	213,488	1,618,759	(1,107,481)	(84,135)	640,631

Total	407,510	2,476,668	(1,089,379)	(896,333)	898,465

	12/31/2016
	Management	Generation	Transmission	Distribution	Total
Depreciation and Amortization	201,993	1,562,407	3,510	75,875	1,843,785
Constitution (Reversal) of Onerous Contract	—	1,904,749	(729,564)	1,019,313	2,194,498
Provision for recoverable assets (impairment)	(1,852)	3,396,523	2,363,556	(221,165)	5,537,062

Total	200,142	6,863,679	1,637,502	874,023	9,575,346

	12/31/2015
	Management	Generation	Transmission	Distribution	Total
Depreciation and Amortization	189,085	1,242,709	3,728	407,078	1,842,600
Constitution (Reversal) of Onerous Contract	(1,663)	5,470,206	336,762	22,328	5,827,633
Provision for recoverable assets (impairment)	—	102,518	263,959	—	366,477

Total	187,422	6,815,433	604,449	429,406	8,036,710